File No. 33-43846

811-524

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 168  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 168  [X]

(Check appropriate box or boxes.)

The Dreyfus/Laurel Funds Trust

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6000

Janette Farragher, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering (date)

It is proposed that this filing will become effective (check appropriate box)

 X immediately upon filing pursuant to paragraph (b)

 _  on (date) pursuant to paragraph (b)

 ____  days after filing pursuant to paragraph (a)(1)

 __ on (date) pursuant to paragraph (a)(1)

 ____  days after filing pursuant to paragraph (a)(2)

 __ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 __ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following post-effective amendment to the Registrant's Registration Statement on Form N-1A relates to Dreyfus International Bond Fund and Dreyfus Global Equity Income Fund and does not affect the Registration Statement of the series below:

DREYFUS EQUITY INCOME FUND
DREYFUS EMERGING MARKETS DEBT LOCAL CURRENCY FUND
DREYFUS HIGH YIELD FUND

SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933, the Registrant, The Dreyfus/Laurel Funds Trust, certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 15th day of March, 2012.

The Dreyfus/Laurel Funds Trust

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, PRESIDENT

            Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	March 15, 2012
Bradley J. Skapyak
/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	March 15, 2012
James Windels
/s/ Joseph S. DiMartino*	Chairman of the Board	March 15, 2012
Joseph S. DiMartino
/s/James M. Fitzgibbons*	Board Member	March 15, 2012
James M. Fitzgibbons
/s/Kenneth A. Himmel*	Board Member	March 15, 2012
Kenneth A. Himmel
/s/Stephen J. Lockwood*	Board Member	March 15, 2012
Stephen J. Lockwood
/s/Roslyn M. Watson*	Board Member	March 15, 2012
Roslyn M. Watson
/s/Benaree Pratt Wiley*	Board Member	March 15, 2012
Benaree Pratt Wiley
s/Francine J. Bovich* Francine J. Bovich	Board Member	March 15, 2012

*BY:	/s/James Bitetto
James Bitetto Attorney-in-Fact

EXHIBIT INDEX

Exhibit – 101.SCH       Taxonomy

Exhibit – 101.INS        Instance Document

Exhibit – 101.CAL      Calculation Linkbase

Exhibit – 101.PRE       Presentation Linkbase

Exhibit – 101.DEF       Definition Linkbase

Exhibit – 101.LAB      Label Linkbase